REVENUES - Remaining Performance Obligations - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Long-term pipeline capacity arrangements and transportation contracts | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Future revenues, remaining performance obligation	$ 6,000
Future revenues, expected timing of satisfaction, period	1 year
Long-term pipeline capacity arrangements and transportation contracts | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Future revenues, remaining performance obligation	$ 30,100
Natural gas storage and other | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Future revenues, remaining performance obligation	$ 283
Future revenues, expected timing of satisfaction, period	1 year
Natural gas storage and other | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Future revenues, remaining performance obligation	$ 1,200